UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 97.5%
Consumer Discretionary 14.9%
Auto Components 1.4%
Tenneco, Inc.*	30,326	1,373,161
Diversified Consumer Services 1.0%
Outerwall, Inc.*	17,085	1,002,377
Hotels, Restaurants & Leisure 4.3%
Buffalo Wild Wings, Inc.* (a)	13,901	1,364,522
Jack in the Box, Inc.*	19,206	754,604
Life Time Fitness, Inc.* (a)	19,286	966,421
Red Robin Gourmet Burgers, Inc.*	19,910	1,098,634

		4,184,181
Household Durables 0.8%
Ethan Allen Interiors, Inc.	25,276	727,949
Media 1.4%
Cinemark Holdings, Inc.	34,799	971,588
Sinclair Broadcast Group, Inc. "A"	11,943	350,886

		1,322,474
Specialty Retail 3.8%
ANN, Inc.*	20,805	690,726
Children's Place Retail Stores, Inc.*	18,639	1,021,417
DSW, Inc. "A"	14,340	1,053,560
Sears Hometown & Outlet Stores, Inc.*	19,964	872,826

		3,638,529
Textiles, Apparel & Luxury Goods 2.2%
Carter's, Inc.	18,697	1,384,887
Deckers Outdoor Corp.* (a)	14,826	748,861

		2,133,748
Consumer Staples 6.1%
Food & Staples Retailing 2.9%
Susser Holdings Corp.* (a)	15,595	746,689
The Fresh Market, Inc.*	17,046	847,527
United Natural Foods, Inc.*	21,172	1,143,076

		2,737,292
Food Products 3.2%
Boulder Brands, Inc.* (a)	86,844	1,046,470
Hain Celestial Group, Inc.* (a)	13,583	882,488
Snyder's-Lance, Inc.	41,354	1,174,867

		3,103,825
Energy 5.6%
Energy Equipment & Services 2.7%
Dril-Quip, Inc.*	9,806	885,384
Helix Energy Solutions Group, Inc.* (a)	32,866	757,232
Hornbeck Offshore Services, Inc.*	17,096	914,636

		2,557,252
Oil, Gas & Consumable Fuels 2.9%
Americas Petrogas, Inc.*	228,902	193,708
Oasis Petroleum, Inc.* (a)	24,934	969,185
Rosetta Resources, Inc.*	25,833	1,098,419
Western Refining, Inc. (a)	18,575	521,400

		2,782,712
Financials 7.9%
Capital Markets 1.7%
Financial Engines, Inc. (a)	17,277	787,658
WisdomTree Investments, Inc.*	77,750	899,568

		1,687,226
Commercial Banks 1.4%
Banco Latinoamericano de Comercio Exterior SA "E"	24,289	543,831
The Bancorp., Inc.*	17,260	258,727
Tristate Capital Holdings, Inc.*	38,196	525,195

		1,327,753
Consumer Finance 3.6%
DFC Global Corp.*	61,912	855,005
Encore Capital Group, Inc.* (a)	26,217	868,045
Portfolio Recovery Associates, Inc.*	11,628	1,786,409

		3,509,459
Thrifts & Mortgage Finance 1.2%
Ocwen Financial Corp.*	27,220	1,122,009
Health Care 20.0%
Biotechnology 1.8%
Anacor Pharmaceuticals, Inc.* (a)	98,100	548,379
Cubist Pharmaceuticals, Inc.* (a)	6,549	316,317
Momenta Pharmaceuticals, Inc.*	56,683	853,646

		1,718,342
Health Care Equipment & Supplies 7.5%
Analogic Corp.	17,239	1,255,516
ArthroCare Corp.*	27,854	961,799
CONMED Corp.	26,753	835,764
Derma Sciences, Inc.*	47,884	639,251
HeartWare International, Inc.*	10,429	991,902
Novadaq Technologies, Inc.*	33,847	455,581
NxStage Medical, Inc.*	47,467	677,829
Sunshine Heart, Inc.*	93,541	502,315
Thoratec Corp.*	29,605	926,932

		7,246,889
Health Care Providers & Services 4.6%
Catamaran Corp.*	17,204	838,179
Centene Corp.*	22,802	1,196,193
ExamWorks Group, Inc.*	51,438	1,092,029
Team Health Holdings, Inc.*	13,660	561,016
Universal American Corp.	88,212	784,204

		4,471,621
Health Care Technology 0.9%
athenahealth, Inc.*	9,717	823,224
Life Sciences Tools & Services 0.6%
Furiex Pharmaceuticals, Inc.*	16,021	545,836
Pharmaceuticals 4.6%
DepoMed, Inc.*	96,465	541,169
Endocyte, Inc.* (a)	38,233	501,999
Flamel Technologies SA (ADR)*	72,824	447,867
Hi-Tech Pharmacal Co., Inc.	39,009	1,295,099
Pacira Pharmaceuticals, Inc.*	56,142	1,628,118

		4,414,252
Industrials 15.5%
Commercial Services & Supplies 1.5%
Interface, Inc.	52,231	886,360
Team, Inc.*	16,467	623,276

		1,509,636
Electrical Equipment 1.9%
General Cable Corp.	17,347	533,420
Thermon Group Holdings, Inc.*	63,149	1,288,240

		1,821,660
Machinery 5.7%
Altra Holdings, Inc.	35,180	963,228
Blount International, Inc.*	61,838	730,925
Chart Industries, Inc.* (a)	18,347	1,726,269
Manitex International, Inc.*	81,887	896,663
WABCO Holdings, Inc.*	15,237	1,138,052

		5,455,137
Professional Services 2.4%
TrueBlue, Inc.*	65,280	1,374,144
WageWorks, Inc.*	28,574	984,374

		2,358,518
Road & Rail 2.2%
Roadrunner Transportation Systems, Inc.*	44,163	1,229,498
Swift Transportation Co.* (a)	52,309	865,191

		2,094,689
Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	17,582	849,738
United Rentals, Inc.* (a)	17,082	852,563

		1,702,301
Information Technology 22.8%
Communications Equipment 1.3%
Ciena Corp.*	41,195	800,007
Finisar Corp.* (a)	27,556	467,074

		1,267,081
Electronic Equipment, Instruments & Components 1.9%
Cognex Corp.	19,183	867,455
IPG Photonics Corp. (a)	15,148	919,938

		1,787,393
Internet Software & Services 1.5%
CoStar Group, Inc.*	11,338	1,463,396
IT Services 4.0%
Cardtronics, Inc.*	46,638	1,287,209
InterXion Holding NV*	27,636	722,129
MAXIMUS, Inc.	17,953	1,337,139
Virtusa Corp.*	21,809	483,287

		3,829,764
Semiconductors & Semiconductor Equipment 3.6%
Cavium, Inc.* (a)	26,470	936,244
ON Semiconductor Corp.*	78,733	636,162
Photronics, Inc.*	59,797	481,964
RF Micro Devices, Inc.*	155,088	829,721
Semtech Corp.*	16,556	579,957

		3,464,048
Software 10.5%
Aspen Technology, Inc.*	29,896	860,706
Bottomline Technologies de, Inc.*	27,033	683,665
Cadence Design Systems, Inc.* (a)	69,246	1,002,682
CommVault Systems, Inc.*	6,180	469,000
Concur Technologies, Inc.* (a)	11,791	959,552
NQ Mobile, Inc. (ADR)* (a)	92,203	745,000
PTC, Inc.*	55,284	1,356,116
QLIK Technologies, Inc.* (a)	34,281	969,124
TiVo, Inc.*	65,099	719,344
Tyler Technologies, Inc.*	12,397	849,814
Ultimate Software Group, Inc.* (a)	12,938	1,517,498

		10,132,501
Materials 3.9%
Chemicals 0.5%
Minerals Technologies, Inc.	11,591	479,172
Construction Materials 1.1%
Eagle Materials, Inc.	15,534	1,029,438
Metals & Mining 1.8%
Detour Gold Corp.*	16,153	126,711
Haynes International, Inc.	11,542	552,516
U.S. Silica Holdings, Inc. (a)	50,059	1,040,226

		1,719,453
Paper & Forest Products 0.5%
Schweitzer-Mauduit International, Inc.	9,793	488,475
Telecommunication Services 0.8%
Diversified Telecommunication Services
inContact, Inc.*	96,777	795,507

Total Common Stocks (Cost $78,103,401)		93,828,280
Exchange-Traded Fund 0.6%
SPDR S&P Biotech (a) (Cost $539,004)	5,822	607,002
Securities Lending Collateral 21.6%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $20,749,760)	20,749,760	20,749,760
Cash Equivalents 4.5%
Central Cash Management Fund, 0.07% (b) (Cost $4,270,579)	4,270,579	4,270,579

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $103,662,744) †	124.2	119,455,621
Other Assets and Liabilities, Net (a)	(24.2)	(23,258,979)

Net Assets	100.0	96,196,642

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $104,120,283.  At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $15,335,338.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,943,829 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,608,491.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is a pending sale, that is also on loan. The value of securities loaned at June 30, 2013 amounted to $19,797,602 which is 20.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$93,828,280	$—	$—	$93,828,280
Exchange-Traded Fund	607,002	—	—	607,002
Short-Term Investments(d)	25,020,339	—	—	25,020,339
Total	$119,455,621	$—	$—	$119,455,621

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013